LEASES (Details Narrative) - USD ($)		3 Months Ended		6 Months Ended		12 Months Ended
	Sep. 01, 2021	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Amortization of right-of-use assets		$ 368,000	$ 151,000	$ 1,062,638	$ 282,598	$ 1,043,220	$ 372,454
Rent expense		843,000	234,000	1,668,000	418,000	1,400,000	600,000
Monthly lease payment				1,002,000	244,000	953,000	302,000
Lease allowance		224,262	$ 83,771	444,856	$ 135,135	355,924	216,073
Lease expense		$ 10,352,284		$ 10,352,284		$ 10,270,356	2,998,551
Mother Earth's Storehouse, Inc. [Member]
Monthly lease payment	$ 15,923						$ 14,709
Increase in percentage of monthly rent expenses							2.00%
Operating lease expiry date	Aug. 31, 2029
Lease term extended	ten years
Operating lease expense							$ 188,582	$ 251,074
Greens Natural Foods, Inc. [Member]
Lease expense							$ 1,830,802
Greens Natural Foods, Inc. [Member] | Eastchester NY [Member]
Lease term extended							In August 2014, the lease was renewed for an additional ten-year term through November 2024
Greens Natural Foods, Inc. [Member] | Bria Cliff Manor NY [Member]
Lease term extended							The lease was renewed through September 30, 2023
Greens Natural Foods, Inc. [Member] | Mount Kisco NY [Member]
Lease term extended							renewed through July 31, 2022 and again through July 31, 2027
Greens Natural Foods, Inc. [Member] | Somers NY [Member]
Monthly lease payment							$ 10,300
Increase in percentage of monthly rent expenses							3.00%
Greens Natural Foods, Inc. [Member] | Dean Natural Food Market Inc [Member] | First Five Years [Member]
Monthly lease payment							$ 17,460
Greens Natural Foods, Inc. [Member] | Dean Natural Food Market Inc [Member] | Second Five Years [Member]
Monthly lease payment							$ 18,333
Greens Natural Foods, Inc. [Member] | Deans Natural Food Market Of Shrewsbury Inc [Member]
Lease term extended							The lease was renewed for five years on March 30, 2018
Greens Natural Foods, Inc. [Member] | Deans Natural Food Market of Basking Ridge LLC [Member] | First Five Years [Member]
Lease term extended							The lease was renewed for another five-year term through April 2023 and an option to renew for two additional five-year terms
Greens Natural Foods, Inc. [Member] | Deans Natural Food Market of Chester LLC [Member]
Lease term extended							option for 2 five-year renewal terms
Lease allowance							$ 203,359
Lease allowance							$ 128,794
Maximum [Member]
Lease term		20 years		20 years		20 years